May 30, 2025

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds (File Nos. 333-185238 and 811-22743)

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Trust”), a Massachusetts business trust, pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 42 to the Trust’s Registration Statement under the Securities Act and Amendment No. 46 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 42/46”), including: (i) a Prospectus a relating to Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”); (ii) a Statement of Additional Information relating to Multi-Strategy Fund; and (iii) other information and the signature page. Additional information regarding the Trust will be filed by amendment.

This Amendment No. 42/46 is being filed in connection with the Trust’s annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 42/46 become effective on July 30, 2025.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375 or Sarah.Clinton@ropesgray.com.

Very truly yours,

/s/ Stephen D. Adams

Stephen D. Adams
Enclosures

cc:	John Sanders, Esq., Blackstone Alternative Investment Advisers LLC

James E. Thomas, Esq., Ropes & Gray LLP

Sarah Clinton, Esq., Ropes & Gray LLP

Blackstone Alternative Investment Advisors LLC

345 Park Avenue New York NY 10154

T 212 583 5000  F 212 583 5749

www.blackstone.com